Consolidated Statement of Profit or Loss and Other Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue from contracts with customers	$ 7,287,002	$ 4,902,865	$ 1,804,705
Cost of Goods Sold	(2,521,903)	(1,566,068)	(495,558)
Gross Profit	4,765,099	3,336,797	1,309,147
Grant Income	1,411,505	3,408,199	2,591,498
Fair value losses to financial assets		(557,676)	(523,666)
Net foreign exchange gains/(losses)	12,183	(27,603)	363,724
Movement in inventory provision			430,932
Expenses
General and administrative expenses	(4,483,623)	(4,555,726)	(4,220,905)
Research and development expenses	(3,597,296)	(5,375,461)	(2,592,145)
Selling and marketing expenses	(3,452,416)	(2,029,648)	(927,423)
Operating loss	(5,344,548)	(5,801,118)	(3,568,838)
Finance income	135,866	327,756	116,323
Finance expenses	(7,305)	(7,576)	(9,652)
Finance costs - net	128,561	320,180	106,671
Share of loss from associates		(1,456,019)	(324,340)
Loss Before Income Tax	(5,215,987)	(6,936,957)	(3,786,507)
Income tax expense
Loss for the Period	(5,215,987)	(6,936,957)	(3,786,507)
Items that may be reclassified to profit or loss:
Exchange differences on translation of foreign operations	(1,358)	2,266	(1,012)
Total Comprehensive Loss for the Period	$ (5,217,345)	$ (6,934,691)	$ (3,787,519)
Basic Loss per Share (in cents per share) (in Dollars per share)	$ (2.26)	$ (3.04)	$ (1.66)
Diluted Loss per Share (in cents per share) (in Dollars per share)	$ (2.26)	$ (3.04)	$ (1.66)